UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
Check here if Amendment [ }; Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement
					[ ] adds new holdings entries.

Institutional Investment Manager filing this Report:
	Name: 		 	Lathrop Investment Management Corp
	Address:		10 Corporate Hill Drive, Suite 225
				Little Rock, Arkansas 72205
	13F File Number:	028-11756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
       Name:			Andrew A. LaGrone
       Title:			Chief Compliance Officer
       Phone:			501.227.4930
       Signature,		Place,		and Date of Signing:
       Andrew A. LaGrone	Little Rock, AR	October 12, 2012

Report Type (Check only one.):
			[x]  13F HOLDINGS REPORT
			[ ]  13F NOTICE
			[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	52
Form 13F Information Table Value Total:	$169,837

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      453     6614 SH       SOLE                     6614
ACUITY BRANDS                  COM              00508Y102     5478    86555 SH       SOLE                    86555
ADOBE SYSTEMS                  COM              00724F101     5250   161866 SH       SOLE                   161866
APPLE COMPUTER                 COM              037833100     1531     2295 SH       SOLE                     2295
AT&T                           COM              00206R102     5574   147841 SH       SOLE                   147841
BANK OF AMERICA                COM              060505104      211    23886 SH       SOLE                    23886
BERKSHIRE HATHAWAY CL B        COM              084670702      233     2645 SH       SOLE                     2645
CHEVRONTEXACO                  COM              166751107     1109     9517 SH       SOLE                     9517
CISCO SYSTEMS                  COM              17275R102     4963   259929 SH       SOLE                   259929
CITRIX SYSTEMS                 COM              177376100     5660    73964 SH       SOLE                    73964
COCA COLA                      COM              191216100     1488    39220 SH       SOLE                    39220
CONVERGYS GROUP                COM              212485106     5270   336337 SH       SOLE                   336337
CULLEN/FROST                   COM              229899109     4934    85912 SH       SOLE                    85912
CVS CAREMARK                   COM              126650100     6269   129462 SH       SOLE                   129462
ELECTRONIC ARTS                COM              285512109     3507   276324 SH       SOLE                   276324
EMC                            COM              268648102     6139   225116 SH       SOLE                   225116
EVOLUCIA INC.                  COM              30049B105        2    82000 SH       SOLE                    82000
EXXON MOBIL                    COM              302290101     6540    71512 SH       SOLE                    71512
GENERAL ELECTRIC               COM              369604103     7328   322666 SH       SOLE                   322666
HALLIBURTON                    COM              406216101      310     9194 SH       SOLE                     9194
IBM                            COM              459200101      927     4467 SH       SOLE                     4467
ILLINOIS TOOL                  COM              452308109     5261    88462 SH       SOLE                    88462
JACOBS ENGINEERG               COM              469814107     4996   123580 SH       SOLE                   123580
JARDEN                         COM              471109108     6936   131257 SH       SOLE                   131257
JOHNSON CONTRLS                COM              478366107     4778   174366 SH       SOLE                   174366
KIMBERLY CLARK                 COM              494368103     1061    12369 SH       SOLE                    12369
KV PHARMACEUTICAL CO CL A      COM              482740206        0    10000 SH       SOLE                    10000
LAZARD LTD-CL A                COM              021260622     5065   173274 SH       SOLE                   173274
MICROSOFT                      COM              594918104     5850   196586 SH       SOLE                   196586
MONSANTO                       COM              61166W101     5773    63429 SH       SOLE                    63429
NIKE CLASS B                   COM              654106103     4593    48389 SH       SOLE                    48389
NMC                            COM              629196106        0   100000 SH       SOLE                   100000
PHILIP MORRIS INTL             COM              718172109      211     2344 SH       SOLE                     2344
PROCTER & GAMBLE               COM              742718109      278     4007 SH       SOLE                     4007
QUALCOMM                       COM              747525103     5503    88092 SH       SOLE                    88092
REGIONS FINL                   COM              7591EP100     2137   297011 SH       SOLE                   297011
SCHLUMBERGER                   COM              806857108     5234    72361 SH       SOLE                    72361
SM ENERGY CO.                  COM              78454L100     5581   103135 SH       SOLE                   103135
TARGET                         COM              87612E106     5584    87979 SH       SOLE                    87979
TEVA PHARMA                    COM              881624209     4539   109605 SH       SOLE                   109605
THERMO FISHER                  COM              883556102     5070    86175 SH       SOLE                    86175
TYSON FOODS                    COM              902494103      632    39480 SH       SOLE                    39480
VERIZON                        COM              92343V104      214     4697 SH       SOLE                     4697
WALMART                        COM              931142103     6547    88717 SH       SOLE                    88717
WALT DISNEY                    COM              254687106     6171   118042 SH       SOLE                   118042
WINDSTREAM                     COM              97381W104      568    56247 SH       SOLE                    56247
COLUMBIA MIDCAP INDEX FD-Z                      19765J608      247    20789 SH       SOLE                    20789
FIRST EAGLE SOGEN GLOBAL-A                      32008F507      201     4049 SH       SOLE                     4049
FRANKLIN INCOME FUND CL A                       353496300       65    29301 SH       SOLE                    29301
VANGUARD 500 INDEX FUND-SIGN                    922908496      621     5660 SH       SOLE                     5660
VANGUARD INSTL INDEX-INST PL                    922040209      636     4822 SH       SOLE                     4822
SCH US MID CAP ETF                              808524508     2310    85579 SH       SOLE                    85579